Convertible debentures	12 Months Ended
Oct. 31, 2020
Borrowings [Abstract]
Convertible debentures [Text Block]

11. Convertible debentures

The Company issues three types of convertible debentures: USD denominated convertible debentures with an equity component, Canadian dollar ("CDN") denominated convertible debentures with an embedded derivative due to variable consideration payable upon conversion caused by foreign exchange, and USD denominated convertible debentures with an embedded derivative caused by variable conversion prices.

	Convertible debentures		Derivative liabilities		Equity component of convertible debentures
	2020	2019	2020	2019	2020	2019
(a)	$2,881,719	$2,511,514	$197,270	$204,366	$23,952	$50,147
(b)	199,799	87,560	336,292	561,059	—	—
	$3,081,518	$2,599,074	$533,562	$765,425	$23,952	$50,147

(a) USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives

All loan principal amounts are expressed in original currency and all remaining dollar amounts expressed in USD. Convertible debentures outstanding as at October 31:

			CDN
	USD (equity component)		CDN (embedded derivative)
	2020	2019	2020	2019
Loan principal
Opening balance	$931,000	$931,000	$2,271,017	$2,234,294
Issuance during the year	185,200	—	17,052	165,266
Repayment or conversion	(20,000)	—	(158,364)	(128,543)
Outstanding at year-end	$1,096,200	$931,000	$2,129,705	$2,271,017

Terms of loan
Annual interest rate	12% - 24%	12% - 24%	12% - 24%	12% - 24%
Effective annual interest rate	24%	24% - 36%	12% - 1270%	13% - 645%
Conversion price to common shares	$0.03 - $0.07	$0.04 - $0.07	$0.05 - $0.14	$0.05 - $0.15
Remaining life (in months)	1 - 9	1 - 6	0 - 6	0 - 12

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,083,375	$906,993	$1,403,787	$1,464,416
Interest payable	151,387	18,661	243,170	121,444
Convertible debentures	$1,234,762	$925,654	$1,646,957	$1,585,860

Derivative liabilities	$—	$—	$197,270	$204,366
Equity component of convertible debentures	$23,952	$50,147	$—	$—

Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$37,934	$118,749	$723,641	$914,780
Interest expense	$194,091	$191,001	$215,923	$229,673
Gain on revaluation of derivative liabilities	$—	$—	$(590,625)	$(846,401)
Loss on conversion of convertible debentures	$—	$—	$—	$—
Loss (gain) on extinguishment of convertible debentures	$—	$—	$(10,919)	$(2,865)

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$20,000	$—	$35,000	$—
Amount of interest converted to common shares	$447	$—	$1,168	$—

Number of common shares issued on conversion of convertible debentures	511,175	—	731,440	—

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$—	$—	$93,721	$96,598
Amount of interest repaid in cash	$60,918	$187,440	$93,005	$159,801

(b)  USD denominated debentures with embedded derivatives

During the year ended October 31, 2020, the Company has incurred $35,500 (2019 - $72,476; 2018 - $40,414) in financing costs which primarily consist of early repayment premiums and administrative fees relating to the convertible debentures, of which $7,500 (2019 - $21,000; 2018 - $nil) was converted into common shares.

Convertible debentures outstanding as at October 31, 2020:

	(i)		(ii)
	2020	2019	2020	2019

Loan principal
Opening balance	$304,000	$213,600	$121,000	$101,250
Issuance during the year	449,000	563,600	273,770	307,250
Conversion	(447,000)	(397,600)	(106,000)	(287,500)
Repayment	(80,000)	(75,600)	—	—
Outstanding at year-end	$226,000	$304,000	$288,770	$121,000

Terms of loan
Annual interest rate	4%	4%	2% - 10%	10%
Effective annual interest rate	4070% -	139% -	2573% -	4338% -
	5278%	5044%	20559%	5368%
Conversion price to common shares	(i)	(i)	(ii)	(ii)
Remaining life (in months)	9 - 12	6 - 11	0 - 5	3 - 12
Consolidated Statement of Financial Position
Carrying value of loan principal	$56	$39,993	$165,564	$23,429
Interest payable	14,515	10,953	19,664	13,185
Convertible debentures	$14,571	$50,946	$185,228	$36,614

Derivative liabilities	$153,804	$370,759	$182,489	$190,300

Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$136,533	$57,111	$201,711	165,753
Interest expense	$11,390	$27,053	$19,965	21,916
Gain on revaluation of derivative liabilities	$(73,082)	$196,842	$(106,213)	294,673
Loss on conversion of convertible debentures	$54,436	$49,738	$42,048	281
Loss (gain) on extinguishment of convertible debentures	$(116,490)	$2,219	$—	—

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$447,000	$397,600	$106,000	$287,500
Amount of interest converted to common shares	$6,060	$23,100	$20,986	$21,969
Number of common shares issued on conversion of convertible debentures	29,409,479	29,106,847	13,585,550	33,421,726

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$80,000	$75,600	$—	$—
Amount of interest repaid in cash	$1,767	$5,973	$—	$—

(i)  Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii)  Conversion price defined as 75% multiplied by the lowest stock price for the 20 trading days prior to conversion date.

(b)  USD denominated debentures with embedded derivatives

Convertible debentures outstanding as at October 31, 2020:

	(iii)
	2020	2019
Loan principal
Opening balance	$—	$308,000
Conversion	—	(308,000)
Outstanding at year-end	$—	$—
Terms of loan
Annual interest rate	n/a	5%
Effective annual interest rate	n/a	5234%
Conversion price to common shares	(iii)	(iii)
Remaining life (in months)	n/a	n/a
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$—	$261,042
Interest expense	$—	$22,443
Gain on revaluation of derivative liabilities	$—	$11,451
Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$—	$308,000
Amount of interest converted to common shares	$—	$18,339
Number of common shares issued on conversion of convertible debentures	—	19,510,390

(iii)  Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days prior to conversion date.

(c)  Fair value of derivative liabilities outstanding

The fair value of the derivative liabilities is determined in accordance with the Black-Scholes or binomial option-pricing models, depending on the circumstances. The underlying assumptions are as follows:

	2020	2019
Share price	$0.02	$0.02
Exercise price	$0.01 - $0.11	$0.01 - $0.11
Volatility factor (based on historical volatility)	100% - 187%	173% - 321%
Risk free interest rate	0.10% - 0.19%	1.67% - 1.69%
Expected life of conversion features (in months)	0 - 12	0 - 12
Expected dividend yield	0%	0%
CDN to USD exchange rate (as applicable)	0.7567	0.7582
Call value	$0.00 - $0.02	$0.00 - $0.02

Volatility was estimated using the historical volatility of the Company's stock prices for common shares.